Loans Receivable Held for Sale (FY) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable Held for Sale [Abstract]
Loans receivable held for sale	$ 40,653		$ 0	$ 6,231
Transfers of loans receivable held for investment to loans receivable held for sale	0	$ 10,684	10,684	0
Transfers of loans receivable held for sale to loans receivable held for investment	0	1,064	9,227	16,871
Loans originated for sale	118,626	15,182	15,182	20,288
Gain on sale of loans	199	204	204	70
Loan repayments	$ 530	$ 103
Multi-family Loans [Member]
Loans Receivable Held for Sale [Abstract]
Loans receivable held for sale			0	6,200
Transfers of loans receivable held for investment to loans receivable held for sale			10,700
Transfers of loans receivable held for sale to loans receivable held for investment			9,200	16,900
Loans originated for sale			$ 15,200	$ 20,200
Loans originated for sale, percentage			15.00%	20.00%
Loans held for sale, sold during period			$ 22,800	$ 19,300
Gain on sale of loans			204	70
Loan repayments			$ 115	$ 159